UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2018

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Select Managers Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Select Managers Small Cap Value Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Value Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by portfolio allocation managers Keith L. Stransky and Robert B. Mayerick of EACM Advisors LLC

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, Dreyfus Select Managers Small Cap Value Fund’s Class A, Class C, Class I, and Class Y shares at NAV produced total returns of 0.76%, 0.40%, 0.91%, and 0.94%, respectively.1 In comparison, the Russell 2000® Value Index (the “Index”), the fund’s benchmark, returned 3.81% for the same period.2

Small-cap stocks produced moderate gains over the reporting period amid rising corporate earnings, lower corporate tax rates, and concerns regarding U.S. trade policies. The fund lagged the Index, mainly due to security selection shortfalls in the health care and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Index, the fund’s benchmark index. The fund's portfolio is constructed so as to have a value tilt. The fund uses a “multi-manager” approach by selecting various subadvisers to manage its assets. We may hire, terminate, or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The fund’s assets are currently allocated to six subadvisers, each acting independently and using its own methodology to select portfolio investments. As of the end of the reporting period, approximately 2% of the fund’s assets were under the management of Thompson, Siegel, and Walmsley LLC, which employs a combination of quantitative and qualitative security selection methods based on a proprietary four-factor valuation model; approximately 23% of the fund’s assets were under the management of Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic values; approximately 16% of the fund’s assets were under the management of Neuberger Berman Investment Advisers LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small-cap companies selling at a material discount to their intrinsic value; approximately 18% of the fund’s assets were under the management of Kayne Anderson Rudnick Investment Management, LLC, which employs a fundamental, bottom-up, research-driven investment process in seeking to identify high-quality companies whose securities are trading at attractive valuations; approximately 24% of the fund’s assets were under the management of Channing Capital Management, LLC, which employs intensive, fundamental, bottom-up research to identify high-quality companies that represent value opportunities; and approximately 17% of the fund’s assets were allocated to Eastern Shore Capital Management, which focuses on identifying companies with quality fundamentals that are trading at attractive valuations. The percentages of the fund’s assets allocated to the various subadvisers can change over time, within ranges described in the prospectus.

Positive Economic Trends in the Face of Rising Volatility

A positive economic backdrop supported U.S. equity markets in late 2017, including sustained GDP growth, robust labor markets, and higher growth forecasts from the Federal Reserve Board. Passage of tax reform legislation in December sparked additional market gains, driving the Index to new all-time highs in January 2018.

Economic data in January indicated robust levels of consumer spending during the critical year-end shopping season, and long-awaited signs of wage growth began to appear. However, concerns about rising inflationary pressures and prospects for more aggressive interest-rate hikes began to weigh on

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

market sentiment in February. In March, political rhetoric regarding potentially protectionist U.S. trade policies took a toll on stocks of U.S. companies with substantial overseas exposure, including exporters. Markets remained volatile through the remainder of the reporting period.

In this environment, small-cap stocks produced higher returns than their large- and mid-cap counterparts.

Security Selections Constrained Fund Performance

The fund’s lagging performance compared to the Index was mainly the result of disappointing stock selections by the fund’s underlying portfolio managers. Results from the health care sector proved especially weak, as dental and veterinary products producer Patterson Companies experienced sluggish sales in its dental business, and medical technology company Anika Therapeutics missed quarterly earnings targets due to weak sales of orthobiologic products. In the consumer discretionary sector, recreational vehicle makers Winnebago Industries and Thor Industries struggled with an industrywide sales slowdown and higher steel and aluminum costs.

The fund fared better in other areas. Stock selections within the information technology sector, which was overweighted, were beneficial. These include networking specialist Mellanox Technologies, which achieved better-than-expected quarterly earnings due to strong Ethernet product growth, and chipmaker Microsemi, which was acquired by a former rival. Underweighted positions in the lagging telecommunication services, utilities, and real estate sectors further supported relative performance.

A Constructive Outlook

Despite potential headwinds such as rising interest rates and richer equity valuations, we remain cautiously optimistic regarding the prospects for small-cap stocks. Escalating trade disputes seem likely to cause investors to turn away from multinational companies with a strong overseas presence and toward smaller businesses with a focus on domestic markets. The fund made no changes to its roster of subadvisers during the reporting period.

June 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 29, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Value Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.51	$10.24	$4.86	$4.71
Ending value (after expenses)	$1,007.60	$1,004.00	$1,009.10	$1,009.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.54	$10.30	$4.89	$4.73
Ending value (after expenses)	$1,018.45	1$,014.71	$1,020.09	$1,020.24

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, .97% for Class I and .94% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.7%
Automobiles & Components - 2.0%
Dorman Products	22,640	[a,b]	1,460,733
Gentherm	3,900	[a,b]	138,060
Goodyear Tire & Rubber	64,800		1,583,064
LCI Industries	17,980		1,576,846
Motorcar Parts of America	9,400	[a,b]	201,630
Stoneridge	99,440	[b]	3,135,343
Thor Industries	62,300		5,768,980
Visteon	14,550	[b]	1,818,168
Winnebago Industries	91,570	[a]	3,319,412
			19,002,236
Banks - 12.8%
Bancorp	28,400	[b]	321,488
Bank of Hawaii	97,160	[a]	8,251,799
BankUnited	39,670		1,672,884
Banner	108,284		6,491,626
BofI Holding	6,800	[b]	280,228
Boston Private Financial Holdings	17,600		299,200
Brookline Bancorp	180,780		3,290,196
Bryn Mawr Bank	50,990		2,393,980
Camden National	21,980	[a]	1,004,926
CenterState Banks	353,325		10,864,744
City Holding	27,340	[a]	2,031,089
CoBiz Financial	71,250		1,590,300
Columbia Banking System	70,505	[a]	2,997,873
Commerce Bancshares	30,473		1,967,946
Community Bank System	32,535	[a]	1,948,196
Customers Bancorp	10,890	[a,b]	330,076
CVB Financial	75,170		1,743,192
Eagle Bancorp	52,070	[b]	3,152,838
First Bancorp	6,675		277,747
First Busey	9,450		303,440
First Financial Bancorp	69,160		2,175,082
First Financial Bankshares	89,480	[a]	4,706,648
First Foundation	14,800	[a,b]	286,972
Great Southern Bancorp	35,810		2,059,075
Heartland Financial USA	44,060	[a]	2,416,691
HomeStreet	8,100	[b]	217,080
Huntington Bancshares	90,580		1,346,925
Independent Bank	37,840		2,964,764
Investors Bancorp	17,500	[a]	233,450
Lakeland Financial	43,820		2,137,978

6

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Banks - 12.8% (continued)
Nationstar Mortgage Holdings	11,900	[a,b]	213,248
OceanFirst Financial	66,090		1,937,759
Pacific Premier Bancorp	151,996	[b]	6,277,435
Pinnacle Financial Partners	16,422	[a]	1,101,095
Popular	4,300		194,532
Provident Financial Services	70,500		1,969,770
Radian Group	11,400		181,260
Renasant	134,806		6,459,904
Republic First Bancorp	20,000	[a,b]	172,000
Simmons First National, Cl. A	9,800		313,600
South State	72,819		6,519,121
Southside Bancshares	60,823	[a]	2,077,105
Stock Yards Bancorp	48,325		1,918,502
TCF Financial	98,850		2,600,743
Texas Capital Bancshares	85,561	[b]	8,243,802
TriCo Bancshares	61,440		2,391,245
Triumph Bancorp	77,199	[b]	3,169,019
Union Bankshares	38,595		1,586,255
Wintrust Financial	34,885		3,213,257
			120,298,085
Capital Goods - 15.3%
Actuant, Cl. A	56,585	[a]	1,321,260
Aerojet Rocketdyne Holdings	90,710	[a,b]	2,625,147
Aerovironment	2,050	[a,b]	118,613
Albany International, Cl. A	36,870		2,267,505
Allied Motion Technologies	41,408		2,002,491
American Woodmark	18,641	[a,b]	1,921,887
Apogee Enterprises	6,900	[a]	301,185
Atkore International Group	89,595	[b]	1,935,252
Babcock & Wilcox Enterprises	430,919	[a,b]	1,064,370
Columbus McKinnon	56,720		2,349,910
Comfort Systems USA	5,400		252,990
Dycom Industries	2,900	[a,b]	270,164
EMCOR Group	26,090		1,981,014
EnerSys	3,500		279,685
Esterline Technologies	29,660	[b]	2,163,697
Franklin Electric	147,159		6,806,104
FreightCar America	86,250	[a]	1,476,600
GATX	26,780	[a]	1,925,482
Global Brass & Copper Holdings	65,510		2,057,014
Graco	120,450		5,468,430
Granite Construction	27,970		1,590,654
Great Lakes Dredge & Dock	375,460	[a,b]	1,886,686

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Capital Goods - 15.3% (continued)
Harsco	72,600	[b]	1,778,700
Hexcel	97,108		6,878,160
Hillenbrand	164,013		7,651,206
Houston Wire & Cable	82,830	[b]	683,348
ITT	66,600		3,437,892
John Bean Technologies	13,035	[a]	1,150,991
KBR	112,340		2,069,303
Kennametal	47,865		1,782,014
KEYW Holding	189,930	[a,b]	1,794,838
Lincoln Electric Holdings	38,820		3,478,272
Manitowoc Company	30,912	[b]	757,035
Masonite International	38,000	[b]	2,511,800
Mercury Systems	32,890	[a,b]	1,214,628
Milacron Holdings	441,039	[b]	8,692,879
Miller Industries	38,120		1,015,898
Moog, Cl. A	22,270		1,815,673
Mueller Industries	58,690	[a]	1,772,438
NCI Building Systems	11,800	[b]	225,970
Nexeo Solutions	222,390	[b]	2,152,735
Proto Labs	6,765	[b]	815,859
RBC Bearings	55,800	[a,b]	7,014,618
Regal Beloit	28,500		2,264,325
Rexnord	261,759	[b]	7,638,128
Simpson Manufacturing	33,790		2,139,245
SiteOne Landscape Supply	101,356	[a,b]	7,667,581
Spirit AeroSystems Holdings, Cl. A	31,710		2,686,154
Standex International	23,285		2,322,679
Teledyne Technologies	7,640	[b]	1,539,154
Textainer Group Holdings	9,300	[a,b]	157,635
Triumph Group	135,110	[a]	2,864,332
Tutor Perini	118,400	[a,b]	2,344,320
Twin Disc	31,920	[b]	884,822
Valmont Industries	7,600		1,110,740
Wabash National	104,840	[a]	2,097,848
Watsco	32,630	[a]	6,004,573
Welbilt	78,845	[b]	1,535,112
			144,017,045
Commercial & Professional Services - 3.5%
ABM Industries	37,646		1,071,405
ASGN	18,140	[b]	1,396,780
Casella Waste Systems, Cl. A	13,100	[b]	308,898
Clean Harbors	33,000	[b]	1,749,000
Covanta Holding	118,640	[a]	1,933,832

8

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Commercial & Professional Services - 3.5% (continued)
Heritage-Crystal Clean	116,170	[b]	2,358,251
Interface	110,890		2,517,203
Kelly Services, Cl. A	26,600	[a]	596,106
Kimball International, Cl. B	78,550		1,276,438
Korn/Ferry International	28,765		1,572,870
McGrath RentCorp	63,760		4,149,501
MSA Safety	88,259	[a]	8,208,087
SP Plus	4,600	[b]	165,600
UniFirst	18,760		3,331,776
US Ecology	32,017	[a]	1,940,230
			32,575,977
Consumer Durables & Apparel - 2.5%
Bassett Furniture Industries	33,290	[a]	920,469
Crocs	43,770	[b]	780,857
CSS Industries	60,270		973,361
G-III Apparel Group	149,361	[b]	6,258,226
LGI Homes	26,515	[a,b]	1,615,029
M.D.C. Holdings	64,632		2,041,079
M/I Homes	84,990	[b]	2,361,022
Malibu Boats, Cl. A	37,275	[b]	1,598,352
Oxford Industries	2,500	[a]	206,300
Steven Madden	61,870		3,269,829
Tempur Sealy International	11,400	[a,b]	525,882
TRI Pointe Group	15,200	[a,b]	262,352
Unifi	76,020	[b]	2,395,390
ZAGG	11,300	[a,b]	171,760
			23,379,908
Consumer Services - 1.5%
Bloomin' Brands	7,600		161,272
Cheesecake Factory	157,100	[a]	8,139,351
Dave & Buster's Entertainment	2,000	[b]	83,280
Red Robin Gourmet Burgers	3,200	[a,b]	161,120
SeaWorld Entertainment	312,200	[a,b]	5,541,550
The Stars Group	5,700	[b]	193,800
			14,280,373
Diversified Financials - 3.9%
Artisan Partners Asset Management, Cl. A	332,721	[a]	10,746,888
BrightSphere Investment Group	77,155		1,196,674
Cannae Holdings	121,460	[b]	2,427,985
Cowen Group, Cl. A	17,650	[a,b]	263,868
Evercore, Cl. A	68,280		7,128,432
FirstCash	2,700		245,025

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Diversified Financials - 3.9% (continued)
Green Dot, Cl. A	2,900	[b]	206,683
Houlihan Lokey	109,150		5,336,343
Stifel Financial	149,989		8,819,353
			36,371,251
Energy - 5.3%
Basic Energy Services	13,500	[a,b]	178,335
Callon Petroleum	612,887	[a,b]	7,256,582
Core Laboratories	58,330	[a]	7,243,419
Delek US Holdings	4,400		245,432
Dril-Quip	17,900	[a,b]	860,095
Energen	32,250	[b]	2,187,840
Forum Energy Technologies	132,680	[a,b]	1,877,422
Halcon Resources	304,520	[a,b]	1,473,877
ION Geophysical	13,524	[b]	331,338
Keane Group	128,520	[a,b]	1,882,818
Laredo Petroleum	301,666	[a,b]	2,799,460
McDermott International	47,507	[a,b]	1,032,319
MRC Global	14,238	[a,b]	294,015
Oasis Petroleum	169,615	[a,b]	2,210,083
Oil States International	199,547	[a,b]	7,063,964
Patterson-UTI Energy	37,700		779,636
PDC Energy	14,230	[a,b]	860,773
QEP Resources	94,810	[b]	1,146,253
Ring Energy	20,500	[a,b]	283,105
RPC	74,060	[a]	1,216,065
SEACOR Holdings	41,050	[a,b]	2,144,041
SilverBow Resources	34,180	[b]	983,017
SM Energy	52,130		1,365,806
Solaris Oilfield Infrastructure, Cl. A	60,045	[a,b]	927,095
Superior Energy Services	80,300	[b]	877,679
TETRA Technologies	168,290	[a,b]	710,184
Whiting Petroleum	29,270	[a,b]	1,534,333
			49,764,986
Exchange-Traded Funds - .4%
iShares Russell 2000 ETF	25,716		4,185,793
Food & Staples Retailing - .4%
Andersons	58,200		1,879,860
Casey's General Stores	2,200	[a]	212,960
Chefs' Warehouse	8,500	[a,b]	231,200
United Natural Foods	36,740	[a,b]	1,674,609
			3,998,629
Food, Beverage & Tobacco - 2.9%
B&G Foods	1,200		33,780

10

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Food, Beverage & Tobacco - 2.9% (continued)
Calavo Growers	17,890		1,574,320
Darling Ingredients	241,400	[b]	4,535,906
Hain Celestial Group	39,400	[b]	1,005,488
Hostess Brands	428,995	[a,b]	5,847,202
Landec	147,480	[a,b]	2,079,468
MGP Ingredients	22,060	[a]	1,953,413
National Beverage	69,493	[a]	6,551,800
TreeHouse Foods	76,304	[a,b]	3,655,725
Turning Point Brands	7,600		205,808
			27,442,910
Health Care Equipment & Services - 4.1%
Acadia Healthcare	42,300	[a,b]	1,700,037
Accuray	258,790	[a,b]	1,138,676
Allscripts Healthcare Solutions	188,560	[b]	2,385,284
Amedisys	38,019	[b]	2,902,751
AMN Healthcare Services	43,735	[a,b]	2,471,027
Analogic	7,700		644,105
Anika Therapeutics	103,094	[a,b]	4,191,802
AtriCure	44,800	[b]	1,062,208
BioTelemetry	7,800	[a,b]	329,550
CONMED	11,535		791,878
Encompass Health	34,260		2,218,335
Envision Healthcare	41,500	[b]	1,779,520
Globus Medical, Cl. A	45,040	[b]	2,501,972
Halyard Health	159,020	[b]	8,730,198
Masimo	16,195	[b]	1,604,115
Molina Healthcare	18,500	[a,b]	1,571,205
Natus Medical	38,490	[a,b]	1,420,281
OraSure Technologies	6,100	[b]	103,761
Patterson	28,800	[a]	602,496
Tivity Health	4,000	[a,b]	140,200
			38,289,401
Household & Personal Products - .6%
Inter Parfums	33,455		1,783,152
Orchids Paper Products	50,410	[a,b]	200,632
WD-40	26,380	[a]	3,628,569
			5,612,353
Insurance - 3.6%
American Financial Group	17,700		1,944,876
AMERISAFE	31,770		1,895,080
Argo Group International Holdings	4,657		282,913
Federated National Holding	875	[a]	19,915
Genworth Financial, Cl. A	26,700	[b]	91,848

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Insurance - 3.6% (continued)
Greenlight Capital Re, Cl. A	12,700	[a,b]	181,610
Horace Mann Educators	142,323		6,290,677
James River Group Holdings	4,300		163,099
Kemper	72,380	[a]	5,605,831
MBIA	21,100	[a,b]	172,598
Navigators Group	42,580		2,503,704
Primerica	101,846		10,016,554
RLI	62,200		4,085,296
Stewart Information Services	5,900		248,921
			33,502,922
Materials - 7.0%
American Vanguard	123,480		2,660,994
Ampco-Pittsburgh	66,000	[b]	719,400
AptarGroup	20,650		1,906,408
Avery Dennison	48,350		5,078,200
Cleveland-Cliffs	195,030	[a,b]	1,649,954
Compass Minerals International	2,700	[a]	176,580
Crown Holdings	65,800	[b]	2,851,772
Ferro	66,295	[b]	1,356,396
Ferroglobe	19,650	[b]	201,020
H.B. Fuller	110,990	[a]	5,721,534
Ingevity	117,735	[b]	8,964,343
Kaiser Aluminum	38,187	[a]	4,210,499
KMG Chemicals	33,310		2,226,773
Materion	47,360		2,583,488
Mercer International	145,297		2,332,017
PolyOne	172,413		7,227,553
Rayonier Advanced Materials	134,020	[a]	2,400,298
Scotts Miracle-Gro	84,690	[a]	7,209,660
Stepan	26,377		1,917,608
Summit Materials, Cl. A	51,807	[a,b]	1,472,355
Valvoline	82,510	[a]	1,686,504
Westlake Chemical	9,910		1,146,884
			65,700,240
Media - 1.7%
AMC Entertainment Holdings, Cl. A	8,900	[a]	131,720
Cinemark Holdings	157,200	[a]	5,308,644
John Wiley & Sons, Cl. A	33,230		2,252,994
Loral Space & Communications	38,890	[b]	1,493,376
Meredith	113,265	[a]	5,702,893
MSG Networks, Cl. A	39,200	[b]	756,560
New Media Investment Group	10,641	[a]	177,705
			15,823,892

12

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
Aerie Pharmaceuticals	29,150	[a,b]	1,495,395
Agios Phamaceuticals	10,470	[a,b]	978,945
Amneal Pharmaceuticals	103,800	[b]	2,049,012
Array BioPharma	37,160	[b]	607,566
Charles River Laboratories International	95,049	[b]	10,219,668
Clovis Oncology	12,640	[a,b]	593,574
Esperion Therapeutics	11,045	[a,b]	425,122
Fate Therapeutics	48,890	[a,b]	535,346
FibroGen	16,165	[b]	871,294
Fluidigm	256,525	[a,b]	1,428,844
Intersect ENT	17,100	[b]	729,315
Ligand Pharmaceuticals	10,415	[b]	2,002,075
Loxo Oncology	13,585	[a,b]	2,409,028
Luminex	67,900		1,922,928
Mallinckrodt	29,900	[a,b]	503,815
NanoString Technologies	60,100	[b]	774,689
Spectrum Pharmaceuticals	26,485	[b]	510,896
Syneos Health	4,700	[a,b]	202,100
Xencor	39,775	[b]	1,591,398
			29,851,010
Real Estate - 4.5%
Columbia Property Trust	11,600	[c]	256,592
CoreCivic	6,800	[c]	146,336
Corporate Office Properties Trust	214,196	[c]	5,976,068
Education Realty Trust	99,613	[a,c]	3,639,859
Equity Commonwealth	10,000	[b,c]	311,100
Healthcare Realty Trust	158,240	[c]	4,310,458
HFF, Cl. A	125,500	[a]	4,231,860
InfraREIT	46,000	[c]	982,560
MGM Growth Properties, Cl. A	275,290	[a,c]	8,170,607
RE/MAX Holdings, Cl. A	111,850		5,827,385
Retail Opportunity Investments	13,900	[a,c]	251,868
Rexford Industrial Realty	99,285	[a,c]	3,104,642
RLJ Lodging Trust	14,263	[c]	333,754
Spirit Realty Capital	33,400	[c]	292,584
Terreno Realty	93,145	[c]	3,549,756
Uniti Group	59,800	[a,c]	1,254,006
			42,639,435
Retailing - 1.0%
Boot Barn Holdings	9,850	[a,b]	233,248
Express	89,970	[a,b]	765,645
New York & Co.	66,180	[b]	275,309
Office Depot	349,788		825,500

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Retailing - 1.0% (continued)
Party City Holdco	51,400	[a,b]	755,580
Sally Beauty Holdings	283,717	[a,b]	4,295,475
The Children's Place	1,500	[a]	193,125
The Michaels Companies	11,500	[a,b]	211,140
Triton International	61,060	[a]	2,125,499
			9,680,521
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries	21,025	[b]	1,377,768
Amkor Technology	398,590	[b]	3,627,169
Brooks Automation	161,360	[a]	5,273,245
Cabot Microelectronics	13,785		1,560,048
CEVA	25,230	[b]	850,251
Cypress Semiconductor	140,965	[a]	2,320,284
Entegris	91,275		3,203,752
Impinj	28,200	[a,b]	504,780
Integrated Device Technology	56,270	[b]	1,870,415
MACOM Technology Solutions Holdings	92,555	[a,b]	2,087,115
Mellanox Technologies	41,990	[a,b]	3,585,946
Monolithic Power Systems	17,915		2,361,376
Rambus	205,680	[b]	2,768,453
Semtech	6,500	[b]	314,600
Silicon Laboratories	36,795	[b]	3,885,552
Veeco Instruments	69,800	[a,b]	1,190,090
Versum Materials	46,575		1,861,603
			38,642,447
Software & Services - 6.7%
8x8	54,410	[b]	1,017,467
ACI Worldwide	11,000	[b]	265,650
Acxiom	93,900	[b]	2,750,331
American Software, Cl. A	191,300		2,519,421
Booz Allen Hamilton Holdings	164,300		7,408,287
Bottomline Technologies	43,610	[b]	2,074,092
Box, Cl. A	56,160	[b]	1,442,189
CACI International, Cl. A	1,900	[b]	316,635
Cass Information Systems	86,319		5,366,452
Conduent	115,800	[b]	2,229,150
CoreLogic	56,630	[b]	2,969,111
Fair Isaac	12,935	[a,b]	2,380,428
FireEye	133,800	[a,b]	2,233,122
Imperva	3,500	[b]	169,750
InterXion Holding	28,140	[b]	1,797,020
Jack Henry & Associates	38,770		4,848,576
Net 1 UEPS Technologies	21,500	[a,b]	209,840

14

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Software & Services - 6.7% (continued)
Nuance Communications	191,250	[b]	2,583,787
Okta	39,780	[b]	2,236,034
Pegasystems	41,400		2,560,590
Quotient Technology	87,685	[b]	1,174,979
RealPage	23,245	[b]	1,365,644
Seachange International	139,120	[b]	389,536
Stamps.com	6,280	[a,b]	1,575,024
TiVo	141,229		2,033,698
Unisys	73,500	[a,b]	885,675
VASCO Data Security International	53,900	[b]	1,166,935
Verint Systems	88,568	[b]	3,737,576
Zendesk	66,265	[b]	3,703,551
			63,410,550
Technology Hardware & Equipment - 5.7%
ARRIS International	173,880	[b]	4,395,686
Badger Meter	127,350	[a]	5,571,562
Belden	106,543	[a]	5,887,566
Ciena	204,230	[b]	4,707,501
Diebold Nixdorf	61,900	[a]	711,850
Electronics For Imaging	135,610	[a,b]	4,533,442
Finisar	12,500	[a,b]	202,625
II-VI	20,830	[b]	915,479
Infinera	227,920	[b]	2,005,696
Itron	28,530	[a,b]	1,629,063
Kimball Electronics	50,970	[b]	953,139
Littelfuse	26,658	[a]	5,786,119
Maxwell Technologies	110,900	[a,b]	571,135
Methode Electronics	4,400		176,660
Mitel Networks	76,200	[b]	841,248
NCR	51,490	[a,b]	1,549,849
Novanta	33,955	[b]	2,201,982
OSI Systems	19,610	[b]	1,344,854
Quantum	40,503	[b]	122,319
Ribbon Communications	129,300	[b]	783,558
Rogers	9,690	[b]	1,104,272
VeriFone Systems	43,060	[b]	979,184
Viavi Solutions	117,200	[b]	1,114,572
Vishay Intertechnology	238,710		5,060,652
			53,150,013
Telecommunication Services - .2%
Vonage Holdings	129,545	[a,b]	1,483,290
Transportation - 1.9%
Air Transport Services Group	14,100	[b]	296,100

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.7% (continued)
Transportation - 1.9% (continued)
Avis Budget Group		36,500	[b]	1,423,135
Danaos		117,501	[b]	170,376
Forward Air		25,875		1,534,905
Heartland Express		101,550	[a]	1,896,954
Hertz Global Holdings		76,400	[a,b]	1,152,876
Hub Group, Cl. A		42,720	[b]	2,133,864
Landstar System		51,340		5,821,956
Ryder System		24,670		1,654,864
Saia		20,470	[b]	1,686,728
YRC Worldwide		15,900	[a,b]	170,448
				17,942,206
Utilities - 1.9%
ALLETE		56,082	[a]	4,308,219
American States Water		34,650	[a]	1,950,102
Atlantic Power		416,300	[a,b]	853,415
Black Hills		20,375	[a]	1,185,010
NorthWestern		2,100		114,408
Ormat Technologies		31,950	[a]	1,655,649
Portland General Electric		7,300		311,418
SJW Group		24,480		1,545,422
Spire		55,250		3,936,562
Vistra Energy		70,494	b	1,729,218
				17,589,423
Total Common Stocks (cost $731,903,754)				908,634,896
	Preferred Dividend Yield (%)
Preferred Stocks - .1%
Utilities - .1%
Vistra Energy (cost $828,168)	7.00	8,100		799,794

16

Description	7-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 6.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $60,268,237)	1.68	60,268,237	[d]	60,268,237
Total Investments (cost $793,000,159)		103.2%		969,702,927
Liabilities, Less Cash and Receivables		(3.2%)		(29,895,844)
Net Assets		100.0%		939,807,083

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $222,749,852 and the value of the collateral held by the fund was $230,388,406, consisting of cash collateral of $60,268,237 and U.S. Government & Agency securities valued at $170,120,169.

b Non-income producing security.

c Investment in real estate investment trust.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	15.3
Banks	12.8
Materials	7.0
Software & Services	6.7
Money Market Investment	6.4
Technology Hardware & Equipment	5.7
Energy	5.3
Real Estate	4.5
Semiconductors & Semiconductor Equipment	4.1
Health Care Equipment & Services	4.1
Diversified Financials	3.9
Insurance	3.6
Commercial & Professional Services	3.5
Pharmaceuticals, Biotechnology & Life Sciences	3.2
Food, Beverage & Tobacco	2.9
Consumer Durables & Apparel	2.5
Automobiles & Components	2.0
Utilities	2.0
Transportation	1.9
Media	1.7
Consumer Services	1.5
Retailing	1.0
Household & Personal Products	.6
Exchange-Traded Funds	.4
Food & Staples Retailing	.4
Telecommunication Services	.2
Commercial Services	.0
103.2

† Based on net assets.

See notes to financial statements.

18

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 11/30/17($)	Purchases($)	Sales($)	Value 5/31/18($)	Net Assets(%)	Dividend/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	266,829,901	206,561,664	60,268,237	6.4	-

See notes to financial statements.

19

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $222,749,852)—Note 1(b):
Unaffiliated issuers	732,731,922	909,434,690
Affiliated issuers	60,268,237	60,268,237
Cash		32,468,584
Receivable for investment securities sold		2,273,290
Dividends and securities lending income receivable		627,820
Receivable for shares of Common Stock subscribed		600,858
Prepaid expenses		38,789
		1,005,712,268
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		724,938
Liability for securities on loan—Note 1(b)		60,268,237
Payable for investment securities purchased		4,589,943
Payable for shares of Common Stock redeemed		318,842
Accrued expenses		3,225
		65,905,185
Net Assets ($)		939,807,083
Composition of Net Assets ($):
Paid-in capital		719,075,337
Accumulated undistributed investment income—net		1,818,945
Accumulated net realized gain (loss) on investments		42,210,033
Accumulated net unrealized appreciation (depreciation) on investments		176,702,768
Net Assets ($)		939,807,083

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,131,494	483,524	22,173,151	916,018,914
Shares Outstanding	45,056	20,947	867,336	35,862,808
Net Asset Value Per Share ($)	25.11	23.08	25.56	25.54

See notes to financial statements.

20

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,650 foreign taxes withheld at source):	5,806,938
Income from securities lending—Note 1(b)	191,670
Interest	185,316
Total Income	6,183,924
Expenses:
Management fee—Note 3(a)	4,176,277
Professional fees	53,082
Directors’ fees and expenses—Note 3(d)	52,970
Registration fees	32,618
Custodian fees—Note 3(c)	13,368
Prospectus and shareholders’ reports	8,376
Loan commitment fees—Note 2	8,341
Shareholder servicing costs—Note 3(c)	6,740
Distribution fees—Note 3(b)	721
Miscellaneous	24,685
Total Expenses	4,377,178
Less—reduction in expenses due to undertaking—Note 3(a)	(379)
Less—reduction in fees due to earnings credits—Note 3(c)	(13,368)
Net Expenses	4,363,431
Investment Income—Net	1,820,493
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	48,174,576
Net unrealized appreciation (depreciation) on investments	(41,752,847)
Net Realized and Unrealized Gain (Loss) on Investments	6,421,729
Net Increase in Net Assets Resulting from Operations	8,242,222

See notes to financial statements.

21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	1,820,493	3,022,170
Net realized gain (loss) on investments	48,174,576	58,246,633
Net unrealized appreciation (depreciation) on investments	(41,752,847)	79,302,411
Net Increase (Decrease) in Net Assets Resulting from Operations	8,242,222	140,571,214
Distributions to Shareholders from ($):
Investment income—net:
Class A	-	(7,955)
Class I	(38,471)	(90,920)
Class Y	(2,061,842)	(4,801,162)
Net realized gain on investments:
Class A	(64,787)	-
Class C	(7,868)	-
Class I	(1,189,814)	-
Class Y	(52,548,251)	-
Total Distributions	(55,911,033)	(4,900,037)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	92,055	308,464
Class C	373,446	144,349
Class I	7,266,704	33,684,999
Class Y	51,430,379	121,035,115
Distributions reinvested:
Class A	63,405	7,904
Class C	7,868	-
Class I	964,379	66,130
Class Y	23,821,651	1,003,913
Cost of shares redeemed:
Class A	(44,393)	(2,287,934)
Class C	(72,895)	(129,509)
Class I	(5,593,078)	(32,585,103)
Class Y	(55,267,973)	(109,058,287)
Increase (Decrease) in Net Assets from Capital Stock Transactions	23,041,548	12,190,041
Total Increase (Decrease) in Net Assets	(24,627,263)	147,861,218
Net Assets ($):
Beginning of Period	964,434,346	816,573,128
End of Period	939,807,083	964,434,346
Undistributed investment income—net	1,818,945	2,098,765

22

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	3,589	12,963
Shares issued for distributions reinvested	2,567	338
Shares redeemed	(1,807)	(98,557)
Net Increase (Decrease) in Shares Outstanding	4,349	(85,256)
Class Ca
Shares sold	16,345	6,343
Shares issued for distributions reinvested	345	-
Shares redeemed	(3,048)	(5,932)
Net Increase (Decrease) in Shares Outstanding	13,642	411
Class Ia
Shares sold	285,105	1,411,692
Shares issued for distributions reinvested	38,402	2,791
Shares redeemed	(220,739)	(1,363,437)
Net Increase (Decrease) in Shares Outstanding	102,768	51,046
Class Ya
Shares sold	2,039,930	5,007,689
Shares issued for distributions reinvested	949,722	42,413
Shares redeemed	(2,191,880)	(4,515,176)
Net Increase (Decrease) in Shares Outstanding	797,772	534,926

[a]

During the period ended May 31,2018, 131 Class C shares representing $3,145 were automatically exchanged for 121 Class A shares, 258,056 Class Y shares representing $7,214,848 were exchanged for 257,820 Class I shares and during the period ended November 30, 2017, 2,341 Class A shares representing $54,700 were exchanged for 2,309 Class Y shares, 12,660 Class A shares representing $292,138 were exchanged for 12,475 Class I shares and 430,253 Class Y shares representing $10,473,715 were exchanged for 429,977 Class I shares.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	26.44	22.72	22.02	24.89	26.25	19.62
Investment Operations:
Investment income—net[a]	.00[b]	.00[b]	.09	.07	.01	.06
Net realized and unrealized gain (loss) on investments	.18	3.79	2.02	(.02)	.84	7.57
Total from Investment Operations	.18	3.79	2.11	.05	.85	7.63
Distributions:
Dividends from investment income—net	-	(.07)	(.11)	(.00)[b]	(.08)	(.00)[b]
Dividends from net realized gain on investments	(1.51)	-	(1.30)	(2.92)	(2.13)	(1.00)
Total Distributions	(1.51)	(.07)	(1.41)	(2.92)	(2.21)	(1.00)
Net asset value, end of period	25.11	26.44	22.72	22.02	24.89	26.25
Total Return (%)[c]	.76[d]	16.74	10.72	.01	3.35	40.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.34[e]	1.30	1.30	1.29	1.31	1.33
Ratio of net expenses to average net assets	1.30[e]	1.28	1.30	1.29	1.30	1.30
Ratio of net investment income to average net assets	.03[e]	.01	.44	.31	.02	.25
Portfolio Turnover Rate	29.45[d]	67.90	66.57	65.39	104.22	68.30
Net Assets, end of period ($ x 1,000)	1,131	1,076	2,862	2,250	2,015	1,516

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

24

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	24.51	21.15	20.68	23.70	25.19	19.00
Investment Operations:
Investment (loss)—net[a]	(.07)	(.16)	(.07)	(.09)	(.20)	(.10)
Net realized and unrealized gain (loss) on investments	.15	3.52	1.90	(.01)	.84	7.29
Total from Investment Operations	.08	3.36	1.83	(.10)	.64	7.19
Distributions:
Dividends from investment income—net	-	-	(.06)	–	–	–
Dividends from net realized gain on investments	(1.51)	-	(1.30)	(2.92)	(2.13)	(1.00)
Total Distributions	(1.51)	-	(1.36)	(2.92)	(2.13)	(1.00)
Net asset value, end of period	23.08	24.51	21.15	20.68	23.70	25.19
Total Return (%)[b]	.40[c]	15.89	9.94	(.72)	2.60	39.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.23[d]	2.31	2.33	2.42	2.22	2.16
Ratio of net expenses to average net assets	2.05[d]	2.04	2.05	2.04	2.05	2.06
Ratio of net investment (loss) to average net assets	(.68)[d]	(.74)	(.39)	(.47)	(.83)	(.48)
Portfolio Turnover Rate	29.45[c]	67.90	66.57	65.39	104.22	68.30
Net Assets, end of period ($ x 1,000)	484	179	146	154	55	231

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	26.90	23.09	22.36	25.22	26.55	19.84
Investment Operations:
Investment income—net[a]	.05	.07	.15	.14	.08	.14
Net realized and unrealized gain (loss) on investments	.17	3.87	2.06	(.03)	.87	7.65
Total from Investment Operations	.22	3.94	2.21	.11	.95	7.79
Distributions:
Dividends from investment income—net	(.05)	(.13)	(.18)	(.05)	(.15)	(.08)
Dividends from net realized gain on investments	(1.51)	-	(1.30)	(2.92)	(2.13)	(1.00)
Total Distributions	(1.56)	(.13)	(1.48)	(2.97)	(2.28)	(1.08)
Net asset value, end of period	25.56	26.90	23.09	22.36	25.22	26.55
Total Return (%)	.91[b]	17.14	11.09	.26	3.72	41.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97[c]	1.00	.99	.97	.95	.95
Ratio of net expenses to average net assets	.97[c]	.98	.99	.97	.95	.95
Ratio of net investment income to average net assets	.36[c]	.29	.75	.62	.31	.60
Portfolio Turnover Rate	29.45[b]	67.90	66.57	65.39	104.22	68.30
Net Assets, end of period ($ x 1,000)	22,173	20,566	16,478	20,731	20,403	706,606

a Based on average shares outstanding..

b Not annualized.

c Annualized.

See notes to financial statements.

26

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	26.88	23.08	22.35	25.21	26.54	22.76
Investment Operations:
Investment income—net[b]	.05	.08	.16	.15	.12	.02
Net realized and unrealized gain (loss) on investments	.18	3.86	2.06	(.03)	.83	3.76
Total from Investment Operations	.23	3.94	2.22	.12	.95	3.78
Distributions:
Dividends from investment income—net	(.06)	(.14)	(.19)	(.06)	(.15)	-
Dividends from net realized gain on investments	(1.51)	-	(1.30)	(2.92)	(2.13)	-
Total Distributions	(1.57)	(.14)	(1.49)	(2.98)	(2.28)	-
Net asset value, end of period	25.54	26.88	23.08	22.35	25.21	26.54
Total Return (%)	.94[c]	17.15	11.13	.31	3.71	16.61[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[d]	.94	.95	.95	.95	1.01[d]
Ratio of net expenses to average net assets	.94[d]	.93	.95	.95	.95	.99[d]
Ratio of net investment income to average net assets	.39[d]	.35	.79	.65	.45	.07[d]
Portfolio Turnover Rate	29.45[c]	67.90	66.57	65.39	104.22	68.30
Net Assets, end of period ($ x 1,000)	916,019	942,613	797,087	770,763	747,120	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Value Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Thompson, Siegel and Walmsley, LLC (“TS&W”), Walthausen & Co., LLC (“Walthausen”), Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), Channing Capital Management, LLC (“Channing”) and Eastern Shore Capital Management (“Eastern Shore”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

28

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

30

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	902,070,847	-	-	902,070,847
Equity Securities - Domestic Preferred Stocks†	799,794	-	-	799,794
Equity Securities - Foreign Common Stocks†	2,378,256	-	-	2,378,256
Exchange-Traded Funds	4,185,793	-	-	4,185,793
Registered Investment Company	60,268,237	-	-	60,268,237

† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2018, The Bank of New York Mellon earned $43,028 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

32

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was as follows: ordinary income $4,900,037. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2017 through March 29, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. On or after March 29, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertakings, amounted to $379 during the period ended May 31, 2018.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual rate of .10% of the value of the fund’s average daily net assets.

Pursuant to separate sub-investment advisory agreements between Dreyfus and TS&W, Walthausen, Neuberger Berman, Kayne, Channing and Eastern Shore, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. Dreyfus pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended May 31, 2018, the Distributor retained $1 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2018, Class C shares were charged $721 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2018, Class A and Class C shares were charged $1,405 and $240, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

34

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $2,074 for transfer agency services and $94 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $94.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $13,368 pursuant to the custody agreement. These fees were partially offset by earnings credits of $13,274.

During the period ended May 31, 2018, the fund was charged $12,641 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $712,895, Distribution Plan fees $286, Shareholder Services Plan fees $333, Chief Compliance Officer fees $10,534 and transfer agency fees $954, which are offset against an expense reimbursement currently in effect in the amount of $64.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2018, amounted to $266,914,285 and $304,107,463, respectively.

At May 31, 2018, accumulated net unrealized appreciation on investments was $176,702,768, consisting of $201,742,088 gross unrealized appreciation and $25,039,320 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

35

NOTES

36

NOTES

37

For More Information

Dreyfus Select Managers Small Cap Value Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Portfolio Allocation Manager

EACM Advisors LLC
200 Connecticut Avenue
Norwalk, CT 06854-1958

Sub-Investment Advisers

Thompson, Siegel and Walmsley, LLC
6806 Paragon Place, Suite 300
Richmond, VA 23230

Walthausen & Co., LLC
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

Neuberger Berman Investment Advisers, LLC
605 Third Avenue
New York, NY 10158

Kayne Anderson Rudnick Investment
Management, LLC
1800 Avenue of the Stars, Second Floor
Los Angeles, CA 90067

Channing Capital Management, LLC
10 South LaSalle Street
Suite 2401
Chicago, IL 60633

Eastern Shore Capital Management
18 Sewall Street
Marblehead, MA 01945

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMVAX Class C: DMECX Class I: DMVIX Class Y: DMVYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6246SA0518

Dreyfus U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus U.S. Equity Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Equity Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson, and Rodger Nisbet, the four members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, Dreyfus U.S. Equity Fund’s Class A shares achieved a return of 4.51%, Class C shares returned 4.18%, Class I shares returned 4.72%, and Class Y shares returned 4.69%.1 In comparison, the fund’s benchmark, the MSCI USA Index (the “Index”), achieved a return of 3.03% over the same period.2

U.S. equities produced moderate gains during the reporting period amid improving economic prospects, rising corporate earnings, and lower corporate tax rates. Strong performance of the fund’s consumer staples, energy and health care holdings, combined with the absence of financials, were the primary drivers of outperformance over the period.

The Fund’s Investment Approach

The fund seeks long-term total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located in the United States. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Market capitalization and sector allocations are results of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of and investment in individual companies.

Rising Volatility Amid Positive Economic Trends

Early in the reporting period, U.S. stocks remained energized with better-than-expected corporate earnings, strengthening labor markets, and encouraging global economic developments. In addition, investors responded positively to the enactment of tax reform legislation in December 2017. Consequently, the Index reached a series of new highs through January 2018. Inflation fears, proposed increases in U.S. import tariffs, and political turmoil in the European Union sparked heightened stock market volatility from February through April, but a renewed rally in May drove the Index to new record highs.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

The Index’s performance also was influenced by shifts in monetary policy. The Federal Reserve Board’s (the “Fed”) gradual and well-telegraphed approach to adopting a less accommodative monetary policy generally was received calmly by investors throughout 2017. However, worries that the Fed might raise short-term interest rates more aggressively than previously expected weighed on investor sentiment during the spring of 2018.

Stock Selection and Allocation Effect Buoyed Fund Results

The fund’s positive results compared to the Index stemmed from the success of our security selection and the resultant allocation effect. Individual holdings that supported the fund’s relative results included software developer Adobe Systems, which achieved better-than-expected earnings due to the increasing adoption of new products through its subscription-based distribution model. In its first-quarter results, payments processor Mastercard reported underlying revenue growth of 20%. The trends are not new, but the move from cash to card and the use of cards for cross-border transactions continue to drive meaningful growth. Results from beauty products supplier The Estée Lauder Companies showed that China continues to be a standout success, with online sales particularly strong. Rising oil prices and good results across its business were reflected in the stock performance of energy producer Occidental Petroleum. Apparel and home fashions retailer The TJX Companies continues to report healthy comparable sales growth with higher customer traffic across all age groups, most notably Millennials. In its most recent results, the company noted particular success in attracting new Millennial and Generation Z customers, which bodes well for future growth.

Individual disappointments during the reporting period included two holdings in the health care sector: Johnson & Johnson reported strong overall results, particularly in its pharma division, but continued weakness in its medical devices business negatively impacted market sentiment; and health information technology company Cerner missed revenue targets due to a delay in a major contract, but its stated long-term revenue target remains unchanged. Management of consumer goods producer Colgate-Palmolive noted that the tough conditions experienced in 2017 with higher raw material and logistics costs had continued into 2018. Emerging markets, in particular Latin America, also saw weaker-than-expected sales. With the consumer electronics industry accounting for around 40% of sales, factory automation specialist Cognex was hurt by a downturn in the volatile consumer electronics cycle. However, all other end markets continue to perform well and the company has kept growth targets unchanged. Good results from International Flavors & Fragrances were overshadowed by news of a strategic acquisition which will be dilutive to earnings per share over the short term, but that the company believes will bring long-term growth through greater exposure to small and medium-sized customers.

Maintaining a Company-by-Company Approach

Although we do not manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery remains intact, supported by sustained economic growth and stimulative fiscal policies that have helped boost

4

corporate earnings. We do not consider valuations to be overly stretched but recognize that at this stage of the market cycle, unexpected political or economic developments could significantly undermine market confidence. In that context, we continue to believe in the merits of our highly selective approach, identifying financially robust companies with leading market positions and compelling long-term growth prospects.

June 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 29, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI USA Index is designed to measure the performance of the large- and mid-cap segments of the U.S. market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.86	$9.67	$4.19	$4.08
Ending value (after expenses)	$1,045.10	$1,041.80	$1,047.20	$1,046.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.79	$9.55	$4.13	$4.03
Ending value (after expenses)	$1,019.20	$1,015.46	$1,020.84	$1,020.94

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .82% for Class I and .80% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Capital Goods - 7.4%
Donaldson	114,900	[a]	5,423,280
Fastenal	214,200	[a]	11,401,866
Flowserve	210,500	[a]	8,702,070
Hexcel	80,300		5,687,649
Toro	144,200		8,363,600
			39,578,465
Consumer Durables & Apparel - 2.2%
NIKE, Cl. B	165,100		11,854,180
Consumer Services - 4.0%
McDonald's	65,700		10,512,657
Starbucks	197,100		11,169,657
			21,682,314
Energy - 8.3%
EOG Resources	96,020		11,312,116
Halliburton	103,800		5,163,012
Occidental Petroleum	150,300		12,655,260
Pioneer Natural Resources	28,700		5,541,970
Schlumberger	147,150		10,104,791
			44,777,149
Health Care Equipment & Services - 12.7%
Cerner	166,200	[b]	9,918,816
Edwards Lifesciences	95,200	[b]	13,071,912
Henry Schein	154,600	[a,b]	10,698,320
Intuitive Surgical	27,100	[b]	12,457,057
ResMed	107,100		11,010,951
Stryker	63,200		10,998,064
			68,155,120
Household & Personal Products - 3.7%
Colgate-Palmolive	146,500		9,242,685
Estee Lauder, Cl. A	71,200		10,640,128
			19,882,813
Materials - 8.3%
Ecolab	88,100		12,563,941
FMC	130,500		11,365,245
International Flavors & Fragrances	75,900		9,269,667
Praxair	73,600		11,500,736
			44,699,589
Media - 1.8%
Walt Disney	97,200		9,668,484
Pharmaceuticals Biotechnology & Life Sciences - 9.7%
Biogen	37,300	[b]	10,964,708

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.7% (continued)
Eli Lilly & Co.		66,800		5,680,672
Gilead Sciences		141,500		9,537,100
Johnson & Johnson		76,300		9,127,006
Mettler-Toledo International		12,100	[b]	6,663,954
Waters		52,200	[b]	10,054,764
				52,028,204
Retailing - 6.4%
O'Reilly Automotive		38,500	[b]	10,372,285
The TJX Companies		151,200		13,656,384
Tractor Supply		139,500		10,366,245
				34,394,914
Software & Services - 21.9%
Adobe Systems		58,700	[b]	14,632,736
Alphabet, Cl. C		9,906	[b]	10,747,911
Automatic Data Processing		94,900		12,338,898
Cognizant Technology Solutions, Cl. A		141,200		10,639,420
Jack Henry & Associates		90,400		11,305,424
Manhattan Associates		247,500	[b]	10,771,200
Mastercard, Cl. A		62,000		11,787,440
Microsoft		131,500		12,997,460
Oracle		257,000		12,007,040
Paychex		159,000		10,427,220
				117,654,749
Technology Hardware & Equipment - 9.8%
Amphenol, Cl. A		125,500		10,909,715
Cisco Systems		273,100		11,664,101
Cognex		202,000	[a]	9,233,420
IPG Photonics		43,900	[b]	10,591,753
Te Connectivity		110,300		10,266,724
				52,665,713
Transportation - 2.4%
Expeditors International of Washington		173,300		12,907,384
Total Common Stocks (cost $328,167,308)				529,949,078
	7-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,626,545)	1.73	7,626,545	[c]	7,626,545

8

Description	7-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $537,500)	1.68	537,500	[c]	537,500
Total Investments (cost $336,331,353)		100.1%		538,113,123
Liabilities, Less Cash and Receivables		(.1%)		(546,428)
Net Assets		100.0%		537,566,695

a Security, or portion thereof, on loan. At May 31, 2018, the value of the fund’s securities on loan was $38,409,405 and the value of the collateral held by the fund was $39,806,084, consisting of cash collateral of $537,500 and U.S. Government & Agency securities valued at $39,268,584.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	31.7
Health Care	22.4
Consumer Discretionary	14.4
Industrials	9.8
Energy	8.3
Materials	8.3
Consumer Staples	3.7
Investment Companies	1.5
100.1

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 11/30/17($)	Purchases($)	Sales($)	Value 5/31/18($)	Net Assets(%)	Dividend/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	5,678,551	83,286,500	81,338,506	7,626,545	1.4	74,456
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	5,285,923	4,748,423	537,500.1		-
Total	5,678,551	88,572,423	86,086,929	8,164,045	1.5	74,456

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $38,409,405)—Note 1(b):
Unaffiliated issuers	328,167,308	529,949,078
Affiliated issuers	8,164,045	8,164,045
Dividends and securities lending income receivable		516,192
Receivable for shares of Common Stock subscribed		434,801
Prepaid expenses		47,308
		539,111,424
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		354,373
Payable for shares of Common Stock redeemed		605,669
Liability for securities on loan—Note 1(b)		537,500
Accrued expenses		47,187
		1,544,729
Net Assets ($)		537,566,695
Composition of Net Assets ($):
Paid-in capital		299,201,103
Accumulated undistributed investment income—net		1,371,553
Accumulated net realized gain (loss) on investments		35,212,269
Accumulated net unrealized appreciation (depreciation) on investments		201,781,770
Net Assets ($)		537,566,695

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	805,941	96,735	21,382,811	515,281,208
Shares Outstanding	41,306	5,293	1,092,227	26,332,212
Net Asset Value Per Share ($)	19.51	18.28	19.58	19.57

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,437,083
Affiliated issuers	74,456
Income from securities lending—Note 1(b)	11,444
Total Income	3,522,983
Expenses:
Management fee—Note 3(a)	2,012,494
Professional fees	45,091
Registration fees	29,848
Directors’ fees and expenses—Note 3(d)	26,871
Loan commitment fees—Note 2	6,094
Shareholder servicing costs—Note 3(c)	4,969
Custodian fees—Note 3(c)	4,566
Prospectus and shareholders’ reports	4,293
Distribution fees—Note 3(b)	438
Miscellaneous	15,538
Total Expenses	2,150,202
Less—reduction in expenses due to undertaking—Note 3(a)	(901)
Less—reduction in fees due to earnings credits—Note 3(c)	(488)
Net Expenses	2,148,813
Investment Income—Net	1,374,170
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	35,215,644
Net unrealized appreciation (depreciation) on investments	(12,029,870)
Net Realized and Unrealized Gain (Loss) on Investments	23,185,774
Net Increase in Net Assets Resulting from Operations	24,559,944

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	1,374,170	3,293,885
Net realized gain (loss) on investments	35,215,644	56,604,160
Net unrealized appreciation (depreciation) on investments	(12,029,870)	53,222,292
Net Increase (Decrease) in Net Assets Resulting from Operations	24,559,944	113,120,337
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,560)	(9,256)
Class I	(130,822)	(123,718)
Class Y	(3,127,855)	(3,968,104)
Net realized gain on investments:
Class A	(89,209)	(130,194)
Class C	(12,898)	(21,301)
Class I	(2,343,657)	(1,188,425)
Class Y	(54,155,357)	(36,342,626)
Total Distributions	(59,861,358)	(41,783,624)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	47,626	96,470
Class C	387	2,957
Class I	8,678,325	9,393,371
Class Y	34,395,647	55,483,380
Distributions reinvested:
Class A	85,430	133,209
Class C	12,511	18,344
Class I	1,975,960	1,099,360
Class Y	29,437,437	21,766,738
Cost of shares redeemed:
Class A	(114,196)	(1,244,703)
Class C	(45,697)	(168,495)
Class I	(8,794,368)	(8,993,949)
Class Y	(42,017,489)	(104,626,445)
Increase (Decrease) in Net Assets from Capital Stock Transactions	23,661,573	(27,039,763)
Total Increase (Decrease) in Net Assets	(11,639,841)	44,296,950
Net Assets ($):
Beginning of Period	549,206,536	504,909,586
End of Period	537,566,695	549,206,536
Undistributed investment income—net	1,371,553	3,257,620

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	2,389	5,210
Shares issued for distributions reinvested	4,525	7,864
Shares redeemed	(5,988)	(69,741)
Net Increase (Decrease) in Shares Outstanding	926	(56,667)
Class Ca
Shares sold	23	183
Shares issued for distributions reinvested	705	1,138
Shares redeemed	(2,445)	(9,635)
Net Increase (Decrease) in Shares Outstanding	(1,717)	(8,314)
Class Ib
Shares sold	445,321	503,259
Shares issued for distributions reinvested	104,438	64,706
Shares redeemed	(457,599)	(483,697)
Net Increase (Decrease) in Shares Outstanding	92,160	84,268
Class Yb
Shares sold	1,766,685	2,975,417
Shares issued for distributions reinvested	1,556,713	1,281,905
Shares redeemed	(2,151,022)	(5,555,650)
Net Increase (Decrease) in Shares Outstanding	1,172,376	(1,298,328)

[a]During the period ended May 31, 2018, 554 Class C shares representing $10,976 were automatically exchanged for 523 Class A shares.

[b]During the period ended May 31, 2018, 423,478 Class Y shares representing $8,255,658 were exchanged for 423,305 Class I shares and during the period ended November 30, 2017, 3,016 Class A shares representing $55,003 were exchanged for 3,006 Class I shares, 413,794 Class Y shares representing $7,767,526 were exchanged for 413,652 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	20.85	18.29	19.77	20.70	19.67	15.45
Investment Operations:
Investment income—net[a]	.02	.06	.08	.08	.10	.08
Net realized and unrealized gain (loss) on investments	.85	4.00	1.18	.01[b]	1.08	4.25
Total from Investment Operations	.87	4.06	1.26	.09	1.18	4.33
Distributions:
Dividends from investment income—net	(.04)	(.10)	(.11)	(.08)	(.07)	(.11)
Dividends from net realized gain on investments	(2.17)	(1.40)	(2.63)	(.94)	(.08)	-
Total Distributions	(2.21)	(1.50)	(2.74)	(1.02)	(.15)	(.11)
Net asset value, end of period	19.51	20.85	18.29	19.77	20.70	19.67
Total Return (%)[c]	4.51[d]	24.07	7.85	.50	6.02	28.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[e]	1.20	1.17	1.16	1.16	1.15
Ratio of net expenses to average net assets	1.15[e]	1.15	1.15	1.14	1.14	1.14
Ratio of net investment income to average net assets	.15[e]	.31	.46	.41	.48	.48
Portfolio Turnover Rate	9.88[d]	13.28	5.31	13.81	12.14	7.13
Net Assets, end of period ($ x 1,000)	806	842	1,775	1,449	2,071	2,446

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

d Not annualized.

e   Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	19.70	17.38	18.94	19.93	19.04	14.97
Investment Operations:
Investment (loss)—net[a]	(.06)	(.08)	(.05)	(.07)	(.05)	(.06)
Net realized and unrealized gain (loss) on investments	.81	3.80	1.12	.02[b]	1.03	4.13
Total from Investment Operations	.75	3.72	1.07	(.05)	.98	4.07
Distributions:
Dividends from investment income—net	-	-	-	-	(.01)	-
Dividends from net realized gain on investments	(2.17)	(1.40)	(2.63)	(.94)	(.08)	-
Total Distributions	(2.17)	(1.40)	(2.63)	(.94)	(.09)	-
Net asset value, end of period	18.28	19.70	17.38	18.94	19.93	19.04
Total Return (%)[c]	4.18[d]	23.11	7.03	(.29)	5.23	27.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.26[e]	2.16	2.11	2.04	1.94	2.02
Ratio of net expenses to average net assets	1.90[e]	1.90	1.90	1.90	1.88	1.93
Ratio of net investment (loss) to average net assets	(.58)[e]	(.43)	(.29)	(.35)	(.26)	(.34)
Portfolio Turnover Rate	9.88[d]	13.28	5.31	13.81	12.14	7.13
Net Assets, end of period ($ x 1,000)	97	138	266	348	522	1,016

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	20.96	18.37	19.88	20.82	19.77	15.51
Investment Operations:
Investment income—net[a]	05.12		.14	.15	.16	.14
Net realized and unrealized gain (loss) on investments	.86	4.02	1.17	.02[b]	1.09	4.27
Total from Investment Operations	.91	4.14	1.31	.17	1.25	4.41
Distributions:
Dividends from investment income—net	(.12)	(.15)	(.19)	(.17)	(.12)	(.15)
Dividends from net realized gain on investments	(2.17)	(1.40)	(2.63)	(.94)	(.08)	-
Total Distributions	(2.29)	(1.55)	(2.82)	(1.11)	(.20)	(.15)
Net asset value, end of period	19.58	20.96	18.37	19.88	20.82	19.77
Total Return (%)	4.72[c]	24.46	8.15	.88	6.37	28.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[d]	.83	.83	.80	.78	.79
Ratio of net expenses to average net assets	.82[d]	.83	.83	.80	.78	.79
Ratio of net investment income to average net assets	.49[d]	.61	.80	.75	.77	.81
Portfolio Turnover Rate	9.88[c]	13.28	5.31	13.81	12.14	7.13
Net Assets, end of period ($ x 1,000)	21,383	20,963	16,824	30,654	34,278	817,867

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	20.96	18.37	19.88	20.82	19.76	17.41
Investment Operations:
Investment income—net[b]	.05	.12	.14	.15	.20	.06
Net realized and unrealized gain (loss) on investments	.86	4.02	1.17	.02[c]	1.06	2.29
Total from Investment Operations	.91	4.14	1.31	.17	1.26	2.35
Distributions:
Dividends from investment income—net	(.13)	(.15)	(.19)	(.17)	(.12)	-
Dividends from net realized gain on investments	(2.17)	(1.40)	(2.63)	(.94)	(.08)	-
Total Distributions	(2.30)	(1.55)	(2.82)	(1.11)	(.20)	-
Net asset value, end of period	19.57	20.96	18.37	19.88	20.82	19.76
Total Return (%)	4.69[d]	24.51	8.18	.89	6.43	13.50[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[e]	.80	.80	.79	.79	.76[e]
Ratio of net expenses to average net assets	.80[e]	.80	.80	.79	.79	.76[e]
Ratio of net investment income to average net assets	.51[e]	.64	.81	.76	1.03	.78[e]
Portfolio Turnover Rate	9.88[d]	13.28	5.31	13.81	12.14	7.13
Net Assets, end of period ($ x 1,000)	515,281	527,263	486,044	545,762	749,348	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Not annualized.

e Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

20

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	529,949,078	-	-	529,949,078
Registered Investment Company	8,164,045	-	-	8,164,045

† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2018, The Bank of New York Mellon earned $2,382 from lending portfolio securities, pursuant to the securities lending agreement.

22

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was as follows: ordinary income $4,117,265 and long-term capital gains $37,666,359. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2017 through March 29, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $901 during the period ended May 31, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended May 31, 2018, the Distributor retained $11 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2018, Class C shares were charged $438 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2018, Class A and Class C shares were charged $1,037 and $146, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances

24

are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $3,706 for transfer agency services and $75 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $75.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $4,566 pursuant to the custody agreement. These fees were partially offset by earnings credits of $413.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $342,454, Distribution Plan fees $62, Shareholder Services Plan fees $2,737, custodian fees $4,250, Chief Compliance Officer fees $5,267 and transfer agency fees $85, which are offset against an expense reimbursement currently in effect in the amount of $482.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2018, amounted to $51,965,557 and $88,145,275, respectively.

At May 31, 2018, accumulated net unrealized appreciation on investments was $201,781,770, consisting of $216,910,895 gross unrealized appreciation and $15,129,125 gross unrealized depreciation.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

27

NOTES

28

NOTES

29

For More Information

Dreyfus U.S. Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPUAX Class C: DPUCX Class I: DPUIX Class Y: DPUYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6011SA0518

Global Stock Fund

SEMIANNUAL REPORT May 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Global Stock Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson, and Rodger Nisbet, the four members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, Global Stock Fund’s Class A shares achieved a total return of 3.66%, Class C shares returned 3.26%, Class I shares returned 3.81%, and Class Y shares returned 3.85%.1 For the same period, the fund’s benchmark, the MSCI World Index (the “Index”), achieved a total return of 1.84%.2

Global equities advanced during the reporting period amid improving economic prospects and better-than-expected corporate earnings, particularly in the U.S. Underweighted exposure to financial stocks and favorable security selections in the information technology sector enabled the fund to outperform the Index.

The Fund’s Investment Approach

The fund seeks long-term total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund’s investments will be focused on companies located in the developed markets. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are results of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of and investment in individual companies.

Rising Volatility Amid Positive Economic Trends

Global equity markets were propelled higher early in the reporting period by improving economic conditions and rising corporate earnings, helping the Index reach new record highs in late January 2018. Asian equity markets led the advance at the time, as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. U.S. stocks benefited from the passage of tax reform legislation that sharply reduced corporate tax rates. Global growth trends enabled UK equities to climb despite concerns regarding the country’s exit from the European Union. Eurozone markets trailed global market averages in the midst of political turmoil despite improving regional economic fundamentals.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

February 2018 saw heightened market volatility and declining stock prices sparked by rising interest rates, perceived U.S. inflationary pressures, and the possibility of more protectionist U.S. trade policies. However, some of these concerns subsequently eased, and higher crude oil and industrial metal prices benefited energy and materials stocks toward the reporting period’s end. As a result, the Index ended the overall reporting period with a modest gain.

Stock Selection and Allocation Effect Buoyed Fund Results

The fund’s positive results compared to the Index stemmed from the success of our security selection and the resultant allocation effect. Most notably, relative performance benefited from underweighted exposure to the lagging financials sector, where the fund held only one stock. A relatively heavy position in and strong security selections among information technology stocks further boosted relative results. From a regional perspective, the fund’s U.S.-based holdings generally fared best.

Individual holdings that supported the fund’s relative results included software developer Adobe Systems, which achieved better-than-expected earnings due to the increasing adoption of new products through its subscription-based distribution model. In its first-quarter results, payments processor Mastercard reported underlying revenue growth of 20%. The trends are not new, but the move from cash to card and the use of cards for cross-border transactions continue to drive meaningful growth. Australian life sciences company CSL twice raised guidance during the reporting period amid higher sales volumes. Chinese energy producer CNOOC benefited from rising oil prices, new discoveries of oil reserves, and greater operational efficiencies. Luxury goods seller LVMH Moët Hennessy Louis Vuitton continues to report strong organic revenues. Considered the number one luxury brand globally, it is excellently positioned to benefit from continued market demand driven in particular by traveling luxury consumers and an increasingly wealthy customer base across emerging markets.

Individual disappointments during the reporting period were concentrated mostly in the health care sector. Despite very reasonable results, Novartis’ Sandoz business has remained under pressure and the strategic review of its Alcon business has lasted longer than anticipated. Johnson & Johnson reported sluggish results in its medical device business. Roche Holding encountered competitive pressures from recently approved biosimilar drugs. Health information technology company Cerner missed revenue targets due to a delay in a major contract but its stated long-term revenue target remains unchanged. In the industrials sector, Japanese robotics producer FANUC was hurt by slowing order growth. The long-term market outlook for robotic demand, however, remains undeniably strong and in volume terms FANUC remains the world’s leading supplier of industrial robots.

Maintaining a Company-by-Company Approach

Although we do not manage the fund’s investments in response to macroeconomic trends, it is worth noting that the global economic recovery remains intact, supported by stimulative fiscal policies that have helped boost corporate earnings in the U.S. in particular. However, at this stage in the market cycle, confidence can be quickly

4

undermined by unexpected political and economic developments as geopolitical tensions potentially escalate and central banks move gradually away from the aggressively accommodative policies of the past decade.

In that context, our focus remains very much unchanged. We must continue to identify and invest in market-leading, financially robust companies with the strategic strengths and vision to generate meaningful returns over the long term. Our distinctly long-term lens allows us to focus on the underlying strengths and opportunities of a business. Not only does that approach mean we waste very little time trying to second-guess short-term market moves, but it ensures we are invested in companies that have the attributes to succeed regardless of the external environment in which they operate.

June 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.09	$9.93	$4.73	$4.52
Ending value (after expenses)	$1,036.60	$1,032.60	$1,038.10	$1,038.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.04	$9.85	$4.68	$4.48
Ending value (after expenses)	$1,018.95	$1,015.16	1,020.29	$1,020.49

† Expenses are equal to the fund’s annualized expense ratio of 1.20% for Class A, 1.96% for Class C, .93% for Class I and .89% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.0%
Australia - 2.3%
CSL	205,500	28,782,870
Canada - .9%
Alimentation Couche Tard, Cl. B	258,900	10,810,463
China - 2.1%
CNOOC	15,260,000	25,858,761
Denmark - 1.9%
Novo Nordisk, Cl. B	491,500	23,376,109
Finland - .9%
Kone, Cl. B	235,400	11,669,978
France - 6.3%
Essilor International	186,700	25,516,077
L'Oreal	102,400	24,614,262
LVMH Moet Hennessy Louis Vuitton	76,800	26,672,816
		76,803,155
Hong Kong - 6.3%
AIA Group	3,621,800	33,048,737
China Mobile	1,764,000	15,813,586
CLP Holdings	1,301,000	13,655,595
Hong Kong & China Gas	6,687,989	14,450,133
		76,968,051
Japan - 8.0%
Denso	338,700	16,417,163
FANUC	96,300	20,487,481
Keyence	63,214	38,641,858
Shin-Etsu Chemical	222,300	22,085,085
		97,631,587
Spain - 2.0%
Industria de Diseno Textil	801,500	25,260,760
Switzerland - 7.4%
Nestle	295,000	22,234,253
Novartis	305,500	22,666,158
Roche Holding	107,500	23,056,875
SGS	8,700	22,545,890
		90,503,176
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing, ADR	692,000	26,780,400
United Kingdom - 5.1%
Compass Group	1,127,884	24,254,561
Experian	698,400	17,101,374

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
United Kingdom - 5.1% (continued)
Reckitt Benckiser Group	271,700		20,810,839
			62,166,774
United States - 52.6%
Adobe Systems	136,500	[a]	34,026,720
Alphabet, Cl. C	26,297	[a]	28,531,982
Amphenol, Cl. A	277,500		24,123,075
Automatic Data Processing	174,900		22,740,498
Cerner	419,400	[a]	25,029,792
Cisco Systems	578,400		24,703,464
Cognizant Technology Solutions, Cl. A	371,700		28,007,595
Colgate-Palmolive	358,100		22,592,529
Edwards Lifesciences	172,500	[a]	23,685,975
EOG Resources	292,500		34,459,425
Fastenal	381,900		20,328,537
Gilead Sciences	262,000		17,658,800
Intuitive Surgical	59,900	[a]	27,534,233
Johnson & Johnson	186,200		22,273,244
Mastercard, Cl. A	173,600		33,004,832
Microsoft	258,000		25,500,720
NIKE, Cl. B	374,900		26,917,820
Oracle	545,400		25,481,088
Praxair	162,900		25,454,754
Schlumberger	351,600		24,144,372
Starbucks	468,116		26,528,134
Stryker	164,600		28,643,692
The TJX Companies	338,400		30,564,288
Tractor Supply	264,100		19,625,271
Walt Disney	240,500		23,922,535
			645,483,375
Total Common Stocks (cost $678,026,238)			1,202,095,459

8

Description	7-Day Yield (%)	Shares		Value ($)
Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,768,627)	1.73	18,768,627	[b]	18,768,627
Total Investments (cost $696,794,865)		99.5%		1,220,864,086
Cash and Receivables (Net)		.5%		5,687,677
Net Assets		100.0%		1,226,551,763

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	25.4
Health Care	21.9
Consumer Discretionary	17.9
Consumer Staples	8.2
Industrials	7.5
Energy	6.9
Materials	3.9
Financials	2.7
Utilities	2.3
Money Market Investment	1.5
Telecommunication Services	1.3
99.5

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 11/30/17($)	Purchases($)	Sales($)	Value 5/31/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	17,085,359	129,643,163	127,959,895	18,768,627	1.5	112,039

See notes to financial statements.

10

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS May 31, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
National Australia Bank
United States Dollar	693,203	Hong Kong Dollars	5,438,874	6/1/18	(248)
United States Dollar	770,623	Hong Kong Dollars	6,048,389	6/4/18	(540)
Gross Unrealized Depreciation					(788)

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	678,026,238	1,202,095,459
Affiliated issuers	18,768,627	18,768,627
Cash		898,834
Tax reclaim receivable		2,646,327
Dividends and interest receivable		1,693,854
Receivable for investment securities sold		1,464,615
Receivable for shares of Common Stock subscribed		150,184
Prepaid expenses		70,754
		1,227,788,654
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		942,562
Payable for shares of Common Stock redeemed		243,471
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		788
Accrued expenses		50,070
		1,236,891
Net Assets ($)		1,226,551,763
Composition of Net Assets ($):
Paid-in capital		651,278,103
Accumulated undistributed investment income—net		6,463,283
Accumulated net realized gain (loss) on investments		44,773,526
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		524,036,851
Net Assets ($)		1,226,551,763

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	26,780,476	11,529,651	838,589,763	349,651,873
Shares Outstanding	1,294,492	573,504	39,977,061	16,693,479
Net Asset Value Per Share ($)	20.69	20.10	20.98	20.95

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $947,884 foreign taxes withheld at source):
Unaffiliated issuers	12,222,832
Affiliated issuers	112,039
Total Income	12,334,871
Expenses:
Management fee—Note 3(a)	5,338,826
Shareholder servicing costs—Note 3(c)	248,787
Directors’ fees and expenses—Note 3(d)	66,485
Professional fees	48,039
Distribution fees—Note 3(b)	44,604
Custodian fees—Note 3(c)	33,056
Registration fees	32,813
Loan commitment fees—Note 2	13,760
Prospectus and shareholders’ reports	7,826
Interest expense—Note 2	1,097
Miscellaneous	31,272
Total Expenses	5,866,565
Less—reduction in fees due to earnings credits—Note 3(c)	(359)
Net Expenses	5,866,206
Investment Income—Net	6,468,665
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	44,934,189
Net realized gain (loss) on forward foreign currency exchange contracts	(103,187)
Net Realized Gain (Loss)	44,831,002
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,545,606)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(788)
Net Unrealized Appreciation (Depreciation)	(2,546,394)
Net Realized and Unrealized Gain (Loss) on Investments	42,284,608
Net Increase in Net Assets Resulting from Operations	48,753,273

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	6,468,665	11,865,053
Net realized gain (loss) on investments	44,831,002	90,046,999
Net unrealized appreciation (depreciation) on investments	(2,546,394)	179,230,679
Net Increase (Decrease) in Net Assets Resulting from Operations	48,753,273	281,142,731
Distributions to Shareholders from ($):
Investment income—net:
Class A	(182,266)	(172,872)
Class I	(8,122,766)	(7,719,465)
Class Y	(3,497,491)	(2,610,134)
Net realized gain on investments:
Class A	(1,773,692)	(118,731)
Class C	(813,025)	(47,239)
Class I	(58,964,047)	(3,193,028)
Class Y	(23,323,114)	(1,041,055)
Total Distributions	(96,676,401)	(14,902,524)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,063,927	2,508,326
Class C	550,585	721,880
Class I	36,724,849	98,970,461
Class Y	6,282,195	27,899,949
Distributions reinvested:
Class A	1,751,194	265,488
Class C	677,592	37,478
Class I	65,070,305	10,622,378
Class Y	14,346,019	1,510,206
Cost of shares redeemed:
Class A	(2,507,367)	(17,551,420)
Class C	(2,391,408)	(3,531,924)
Class I	(131,993,070)	(313,783,808)
Class Y	(12,994,610)	(45,711,611)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(21,419,789)	(238,042,597)
Total Increase (Decrease) in Net Assets	(69,342,917)	28,197,610
Net Assets ($):
Beginning of Period	1,295,894,680	1,267,697,070
End of Period	1,226,551,763	1,295,894,680
Undistributed investment income—net	6,463,283	11,797,141

14

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	146,190	129,043
Shares issued for distributions reinvested	87,081	15,162
Shares redeemed	(122,172)	(951,258)
Net Increase (Decrease) in Shares Outstanding	111,099	(807,053)
Class Ca
Shares sold	27,585	38,565
Shares issued for distributions reinvested	34,553	2,190
Shares redeemed	(117,191)	(190,687)
Net Increase (Decrease) in Shares Outstanding	(55,053)	(149,932)
Class Ib
Shares sold	1,759,527	5,128,996
Shares issued for distributions reinvested	3,194,419	599,796
Shares redeemed	(6,276,930)	(15,943,871)
Net Increase (Decrease) in Shares Outstanding	(1,322,984)	(10,215,079)
Class Yb
Shares sold	299,184	1,437,815
Shares issued for distributions reinvested	705,311	85,419
Shares redeemed	(619,872)	(2,381,066)
Net Increase (Decrease) in Shares Outstanding	384,623	(857,832)

[a]During the period ended May 31, 2018, 304 Class C shares representing $6,331 were automatically exchanged for 295 Class A shares.

[b]During the period ended May 31, 2018, 2,769 Class A shares representing $55,424 were exchanged for 2,734 Class I shares, 119,307 Class Y shares representing $2,488,218 were exchanged for 119,124 Class I shares and during the period ended November 30, 2017, 41,874 Class A shares representing $802,238 were exchanged for 41,358 Class I shares, 1,688 Class C shares representing $28,962 were exchanged for 1,631 Class I shares and 133,262 Class Y shares representing $2,579,219 were exchanged for 133,120 Class I shares.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	21.53	17.51	18.66	18.89	18.02	15.02
Investment Operations:
Investment income—net[a]	.08	.11	.11	.13	.14	.13
Net realized and unrealized gain (loss) on investments	.66	4.06	.42	(.14)	.83	2.95
Total from Investment Operations	.74	4.17	.53	(.01)	.97	3.08
Distributions:
Dividends from investment income—net	(.15)	(.09)	(.19)	(.13)	(.10)	(.08)
Dividends from net realized gain on investments	(1.43)	(.06)	(1.49)	(.09)	-	-
Total Distributions	(1.58)	(.15)	(1.68)	(.22)	(.10)	(.08)
Net asset value, end of period	20.69	21.53	17.51	18.66	18.89	18.02
Total Return (%)[b]	3.66[c]	24.04	3.19	(.13)	5.49	20.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.20[d]	1.22	1.22	1.23	1.23	1.24
Ratio of net expenses to average net assets	1.20[d]	1.22	1.22	1.23	1.23	1.24
Ratio of net investment income to average net assets	.78[d]	.60	.63	.71	.76	.76
Portfolio Turnover Rate	1.08[c]	6.50	11.79	10.82	7.05	6.39
Net Assets, end of period ($ x 1,000)	26,780	25,477	34,844	43,698	55,682	89,024

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	20.89	17.03	18.18	18.42	17.61	14.71
Investment Operations:
Investment income (loss)—net[a]	-	(.02)	(.02)	(.01)	(.01)	.00[b]
Net realized and unrealized gain (loss) on investments	.64	3.94	.40	(.14)	.82	2.90
Total from Investment Operations	.64	3.92	.38	(.15)	.81	2.90
Distributions:
Dividends from investment income—net	-	-	(.04)	-	-	-
Dividends from net realized gain on investments	(1.43)	(.06)	(1.49)	(.09)	-	-
Total Distributions	(1.43)	(.06)	(1.53)	(.09)	-	-
Net asset value, end of period	20.10	20.89	17.03	18.18	18.42	17.61
Total Return (%)[c]	3.26[d]	23.11	2.36	(.83)	4.60	19.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.96[e]	1.99	1.99	1.99	2.00	2.01
Ratio of net expenses to average net assets	1.96[e]	1.99	1.99	1.99	2.00	2.01
Ratio of net investment income (loss) to average net assets	.02[e]	(.10)	(.13)	(.07)	(.05)	.00[f]
Portfolio Turnover Rate	1.08[d]	6.50	11.79	10.82	7.05	6.39
Net Assets, end of period ($ x 1,000)	11,530	13,132	13,258	16,303	21,221	23,543

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2018	Year Ended November 30,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	21.83	17.76	18.92	19.18	18.28	15.24
Investment Operations:
Investment income—net[a]	.11	.18	.16	.20	.20	.19
Net realized and unrealized gain (loss) on investments	.67	4.10	.43	(.16)	.85	2.98
Total from Investment Operations	.78	4.28	.59	.04	1.05	3.17
Distributions:
Dividends from investment income—net	(.20)	(.15)	(.26)	(.21)	(.15)	(.13)
Dividends from net realized gain on investments	(1.43)	(.06)	(1.49)	(.09)	-	-
Total Distributions	(1.63)	(.21)	(1.75)	(.30)	(.15)	(.13)
Net asset value, end of period	20.98	21.83	17.76	18.92	19.18	18.28
Total Return (%)	3.81[b]	24.40	3.50	.20	5.80	20.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.98	.91	.91	.91	.91
Ratio of net expenses to average net assets	.93[c]	.98	.91	.91	.91	.91
Ratio of net investment income to average net assets	1.03[c]	.92	.93	1.05	1.06	1.12
Portfolio Turnover Rate	1.08[b]	6.50	11.79	10.82	7.05	6.39
Net Assets, end of period ($ x 1,000)	838,590	901,556	915,049	809,432	1,470,169	1,567,608

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

18

Six Months Ended
	May 31, 2018	Year Ended November 30,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	21.81	17.74	18.90	19.16	18.27	16.40
Investment Operations:
Investment income—net[b]	.11	.19	.17	.19	.14	.01
Net realized and unrealized gain (loss) on investments	.68	4.10	.42	(.15)	.90	1.86
Total from Investment Operations	.79	4.29	.59	.04	1.04	1.87
Distributions:
Dividends from investment income—net	(.22)	(.16)	(.26)	(.21)	(.15)	-
Dividends from net realized gain on investments	(1.43)	(.06)	(1.49)	(.09)	-	-
Total Distributions	(1.65)	(.22)	(1.75)	(.30)	(.15)	-
Net asset value, end of period	20.95	21.81	17.74	18.90	19.16	18.27
Total Return (%)	3.85[c]	24.47	3.51	.21	5.75	11.40[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89[d]	.90	.89	.90	.90	.90[d]
Ratio of net expenses to average net assets	.89[d]	.90	.89	.90	.90	.90[d]
Ratio of net investment income to average net assets	1.09[d]	.99	.95	1.03	.74	.83[d]
Portfolio Turnover Rate	1.08[c]	6.50	11.79	10.82	7.05	6.39
Net Assets, end of period ($ x 1,000)	349,652	355,729	304,547	341,823	469,801	23,149

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

20

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

22

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks	645,483,375	-	-	645,483,375
Equity Securities - Foreign Common Stocks	26,780,400	529,831,684†	-	556,612,084
Registered Investment Company	18,768,627	-	-	18,768,627
Liabilities ($)
Other Financial Instrumets:
Forward Foreign Currency Exchange Contracts††	-	(788)	-	(788)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized (depreciation) at period end.

At May 31, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At November 30, 2017, $582,941,725 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest

24

and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was as follows: ordinary income $10,502,471 and long-term capital gains $4,400,053. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2018 was approximately $87,900 with a related weighted average annualized interest rate of 2.50%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2018, the Distributor retained $1,240 from commissions earned on sales of the fund’s Class A shares and $11 from CDSC fees on redemptions of the fund’s Class C shares.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2018, Class C shares were charged $44,604 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2018, Class A and Class C shares were charged $33,213 and $14,868, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $3,943 for transfer agency services and $319 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $319.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $33,056 pursuant to the custody agreement. These fees were partially offset by earnings credits of $40.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

26

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $886,489, Distribution Plan fees $7,415, Shareholder Services Plan fees $8,164, custodian fees $33,510, Chief Compliance Officer fees $5,267 and transfer agency fees $1,717.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2018, amounted to $13,421,421 and $44,823,369, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At May 31, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(788)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(788)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(788)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of May 31, 2018:

28

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
National Australia Bank	(788)		-	-	(788)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2018:

Average Market Value ($)
Forward contracts	2,184,724

At May 31, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $524,068,433, consisting of $541,293,724 gross unrealized appreciation and $17,257,813 gross unrealized depreciation.

At May 31, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

29

For More Information

Global Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGLAX Class C: DGLCX Class I: DGLRX Class Y: DGLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6159SA0518

International Stock Fund

SEMIANNUAL REPORT May 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

International Stock Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
June 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson, and Rodger Nisbet, the four members of the Investment Executive at Walter Scott & Partners Limited (WS), Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, International Stock Fund’s Class A shares achieved a total return of 1.24%, Class C shares returned 0.88%, Class I shares returned 1.43%, and Class Y shares returned 1.47%.1 In comparison, the fund’s benchmark index, the MSCI EAFE Index (the “Index”), achieved a return of 0.03% for the same period.2

International equities produced roughly flat returns during the reporting period. Underweighted exposure to financial stocks and favorable security selection in the health care sector enabled the fund to outperform the Index.

The Fund’s Investment Approach

The fund seeks long-term total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund normally invests primarily in foreign companies located in the developed markets. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection but, at times, may invest a substantial portion of its assets in a single country. The fund may invest in the securities of companies of any market capitalization. Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. Walter Scott focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research. The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. The fund’s Investment Team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. Geographic and sector allocations are results of, not part of, the investment process, because the Investment Team’s sole focus is on the analysis of and investment in individual companies.

Rising Volatility Amid Positive Economic Trends

International equity markets were propelled higher early in the reporting period. Asian equity markets led the advance at the time, as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. Global growth trends enabled UK equities to climb despite concerns regarding the country’s exit from the European Union. Eurozone markets trailed global market averages in the midst of political turmoil despite improving regional economic fundamentals.

February 2018 saw heightened market volatility and declining stock prices sparked by rising interest rates and perceived inflationary pressures in the U.S., as well as the possibility of more protectionist U.S. trade policies. These negative developments were exacerbated by political uncertainty in the European Union. However, some of these concerns subsequently eased, and higher crude oil prices benefited energy stocks toward the reporting period’s end. As a result, the Index ended the overall reporting period with a roughly flat return.

Stock Selection and Attribution Effect Buoyed Fund Results

The fund’s positive results compared to the Index stemmed from the success of our security selection and the resultant attribution effect. Most notably, relative performance benefited from underweighted exposure to the lagging financials sector, where the fund held only one stock. Strong security selection

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

among health care stocks further boosted relative results. From a regional perspective, the fund’s holdings in the Asia Pacific ex-Japan region and the United Kingdom generally fared best.

Individual holdings that supported the fund’s relative results included Australian life sciences company CSL, which twice raised guidance during the reporting period amid rising sales volumes. Chinese energy producer CNOOC benefited from higher oil prices, new discoveries of oil reserves, and greater operational efficiencies. Luxury goods seller LVMH Moët Hennessy Louis Vuitton continues to report strong organic revenues. Considered the number one luxury brand globally, it is excellently positioned to benefit from continued market demand driven in particular by traveling luxury consumers and an increasingly wealthy customer base across emerging markets. Danish health care company Coloplast reported higher sales volumes across its various business segments and regional markets. Full-year results from Hong Kong-based insurer AIA Group showed robust growth as it continues to benefit from significant and ongoing urbanization as well as rising wealth and disposable income across Asia, and in China in particular.

Individual disappointments during the reporting period were concentrated mostly in consumer-oriented sectors. Japanese automotive technology producer Denso reduced the guidance it provides to analysts due to the short-term impact of higher research-and-development costs and unfavorable currency exchange rates. Canadian convenience store chain Alimentation Couche-Tard experienced lower profit margins on fuel sales and disappointing same-store sales growth in a sluggish retail environment. Japanese Internet retailer Rakuten encountered intensifying competitive pressures and concerns regarding its entry into the telecommunications industry. In other areas, pharmaceutical developer Roche Holding struggled with competition from recently approved biosimilar drugs, and Japanese robotics producer FANUC was hurt by declining order growth. The long-term market outlook for robotic demand, however, remains undeniably strong and in volume terms FANUC remains the world’s leading supplier of industrial robots.

Maintaining a Company-by-Company Approach

We do not manage the fund’s investments in response to macroeconomic trends, but the positive economic backdrop across much of the world is worthy of note. In general terms, corporate earnings announcements have shown the benefit of this more accommodative economic picture. With interest rates still very low by historical standards, merger-and-acquisition activity has also picked up. Such activity is characteristic of the later stages of the economic cycle. In that context, we remain comfortable with our consistently applied approach: to identify financially robust, market-leading, growth companies irrespective of sector or international geography. In short, these are companies with the ability to deliver growth — and financial returns — over the long term regardless of the broader market or economic context.

June 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.17	$9.82	$4.57	$4.42
Ending value (after expenses)	$1,012.40	$1,008.80	$1,014.30	$1,014.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.19	$9.85	$4.58	$4.43
Ending value (after expenses)	$1,018.80	$1,015.16	$1,020.39	$1,020.54

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 1.96% for Class C, .91% for Class I and .88% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.4%
Australia - 4.0%
Cochlear	431,100	63,763,764
CSL	733,200	102,693,919
		166,457,683
Canada - 1.6%
Alimentation Couche-Tard, Cl. B	1,629,700	68,048,711
China - 2.6%
CNOOC	63,804,000	108,118,768
Denmark - 6.6%
Coloplast, Cl. B	1,008,251	95,786,958
Novo Nordisk, Cl. B	1,920,600	91,345,179
Novozymes, Cl. B	1,719,212	87,563,281
		274,695,418
Finland - 1.9%
Kone, Cl. B	1,552,000	76,940,549
France - 12.5%
Air Liquide	809,200	99,497,979
Dassault Systemes	314,000	44,108,466
Essilor International	578,500	79,062,938
L'Oreal	391,900	94,202,436
LVMH Moet Hennessy Louis Vuitton	302,059	104,905,782
Total	1,609,316	97,804,380
		519,581,981
Germany - 5.0%
adidas	471,500	106,742,569
SAP	902,200	101,637,808
		208,380,377
Hong Kong - 9.2%
AIA Group	13,613,400	124,221,567
China Mobile	5,729,500	51,362,777
CLP Holdings	6,249,000	65,590,938
Hang Lung Properties	25,615,000	58,049,996
Hong Kong & China Gas	38,961,201	84,179,943
		383,405,221
Japan - 23.1%
Daito Trust Construction	554,500	90,341,288
Denso	1,474,600	71,475,492
FANUC	409,400	87,098,389
Inpex	3,190,700	35,382,661
Kao	1,351,600	104,538,203
Keyence	280,040	171,184,642
Makita	34,200	1,520,464

6

Description	Shares	Value ($)
Common Stocks - 96.4% (continued)
Japan - 23.1% (continued)
MISUMI Group	581,900	16,757,158
Murata Manufacturing	497,600	73,726,655
Shimano	479,200	67,612,846
Shin-Etsu Chemical	850,400	84,485,635
SMC	264,200	100,017,208
Sysmex	620,900	55,667,587
		959,808,228
Netherlands - 1.3%
ASML Holding	285,400	55,681,558
Spain - 2.3%
Industria de Diseno Textil	3,054,100	96,255,629
Switzerland - 10.6%
Givaudan	37,900	84,260,261
Kuehne + Nagel International	489,100	73,541,863
Nestle	879,000	66,250,537
Novartis	996,500	73,933,965
Roche Holding	353,450	75,808,861
SGS	26,500	68,674,263
		442,469,750
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing, ADR	2,982,300	115,415,010
United Kingdom - 12.9%
Compass Group	3,911,346	84,111,471
Diageo	2,429,000	89,220,189
Experian	3,928,700	96,200,125
Intertek Group	678,100	49,283,050
Reckitt Benckiser Group	895,900	68,621,386
Smith & Nephew	4,500,000	81,881,188
Whitbread	1,153,800	64,657,692
		533,975,101
Total Common Stocks (cost $2,819,247,247)		4,009,233,984

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	7-Day Yield (%)	Shares		Value ($)
Other Investment - 2.9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $117,703,145)	1.73	117,703,145	[a]	117,703,145
Total Investments (cost $2,936,950,392)		99.3%		4,126,937,129
Cash and Receivables (Net)		.7%		30,761,722
Net Assets		100.0%		4,157,698,851

ADR—American Depository Receipt

a Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	17.2
Consumer Discretionary	14.3
Industrials	13.7
Information Technology	13.5
Consumer Staples	11.8
Materials	8.6
Energy	5.8
Utilities	3.6
Real Estate	3.6
Financials	3.0
Money Market Investment	2.9
Telecommunication Services	1.3
99.3

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 11/30/17 ($)	Purchases ($)	Sales ($)	Value 5/31/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	90,621,850	182,470,602	155,389,307	117,703,145	2.9	666,865

See notes to financial statements.

9

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS May 31, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
National Australia Bank
United States Dollar	1,750,052	Euro	1,501,066	6/1/18	(4,760)
United States Dollar	2,258,502	Hong Kong Dollars	17,720,205	6/1/18	(806)
United States Dollar	2,498,956	Hong Kong Dollars	19,613,560	6/4/18	(1,753)
United States Dollar	2,279,975	Japanese Yen	248,241,979	6/1/18	(1,975)
United States Dollar	1,592,964	Japanese Yen	173,398,737	6/4/18	(994)
United States Dollar	3,484,636	Japanese Yen	379,563,586	6/5/18	(4,481)
Gross Unrealized Depreciation					(14,769)

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	2,819,247,247	4,009,233,984
Affiliated issuers	117,703,145	117,703,145
Cash		860,100
Cash denominated in foreign currency	1,750,616	1,754,811
Receivable for investment securities sold		15,022,502
Tax reclaim receivable		10,926,261
Dividends receivable		9,001,079
Receivable for shares of Common Stock subscribed		831,166
Prepaid expenses		63,217
		4,165,396,265
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		3,232,607
Payable for investment securities purchased		2,897,330
Payable for shares of Common Stock redeemed		1,360,238
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		14,769
Accrued expenses		192,470
		7,697,414
Net Assets ($)		4,157,698,851
Composition of Net Assets ($):
Paid-in capital		3,012,343,679
Accumulated undistributed investment income—net		33,641,764
Accumulated net realized gain (loss) on investments		(78,084,323)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		1,189,797,731
Net Assets ($)		4,157,698,851

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	29,290,594	13,586,193	2,010,716,056	2,104,106,008
Shares Outstanding	1,573,567	741,133	107,462,616	113,739,297
Net Asset Value Per Share ($)	18.61	18.33	18.71	18.50

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $6,503,297 foreign taxes withheld at source):
Unaffiliated issuers	52,742,391
Affiliated issuers	666,865
Interest	15,682
Total Income	53,424,938
Expenses:
Management fee—Note 3(a)	17,703,960
Shareholder servicing costs—Note 3(c)	340,278
Custodian fees—Note 3(c)	208,900
Directors’ fees and expenses—Note 3(d)	188,147
Professional fees	54,337
Distribution fees—Note 3(b)	52,852
Loan commitment fees—Note 2	45,692
Registration fees	41,608
Prospectus and shareholders’ reports	33,976
Miscellaneous	73,628
Total Expenses	18,743,378
Less—reduction in fees due to earnings credits—Note 3(c)	(640)
Net Expenses	18,742,738
Investment Income—Net	34,682,200
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(68,219,777)
Net realized gain (loss) on forward foreign currency exchange contracts	(45,093)
Net Realized Gain (Loss)	(68,264,870)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	91,285,013
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(14,712)
Net Unrealized Appreciation (Depreciation)	91,270,301
Net Realized and Unrealized Gain (Loss) on Investments	23,005,431
Net Increase in Net Assets Resulting from Operations	57,687,631

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations ($):
Investment income—net	34,682,200	44,099,386
Net realized gain (loss) on investments	(68,264,870)	81,617,955
Net unrealized appreciation (depreciation) on investments	91,270,301	732,031,088
Net Increase (Decrease) in Net Assets Resulting from Operations	57,687,631	857,748,429
Distributions to Shareholders from ($):
Investment income—net:
Class A	(208,298)	(490,638)
Class I	(20,940,163)	(18,172,219)
Class Y	(22,653,914)	(20,844,125)
Total Distributions	(43,802,375)	(39,506,982)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,312,799	9,237,207
Class C	598,935	2,309,283
Class I	160,471,118	260,549,013
Class Y	104,630,269	383,037,695
Distributions reinvested:
Class A	179,438	458,846
Class I	19,468,038	16,849,413
Class Y	11,153,697	11,630,754
Cost of shares redeemed:
Class A	(3,765,813)	(46,838,849)
Class C	(1,986,837)	(4,035,152)
Class I	(143,996,523)	(222,641,336)
Class Y	(102,451,747)	(353,027,631)
Increase (Decrease) in Net Assets from Capital Stock Transactions	47,613,374	57,529,243
Total Increase (Decrease) in Net Assets	61,498,630	875,770,690
Net Assets ($):
Beginning of Period	4,096,200,221	3,220,429,531
End of Period	4,157,698,851	4,096,200,221
Undistributed investment income—net	33,641,764	42,761,939

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	177,064	548,527
Shares issued for distributions reinvested	9,637	30,961
Shares redeemed	(202,310)	(2,985,380)
Net Increase (Decrease) in Shares Outstanding	(15,609)	(2,405,892)
Class Ca
Shares sold	32,093	139,978
Shares redeemed	(108,395)	(251,886)
Net Increase (Decrease) in Shares Outstanding	(76,302)	(111,908)
Class Ia
Shares sold	8,514,346	15,760,725
Shares issued for distributions reinvested	1,041,628	1,133,114
Shares redeemed	(7,686,871)	(13,441,816)
Net Increase (Decrease) in Shares Outstanding	1,869,103	3,452,023
Class Ya
Shares sold	5,628,413	23,686,135
Shares issued for distributions reinvested	603,555	790,670
Shares redeemed	(5,517,531)	(22,002,667)
Net Increase (Decrease) in Shares Outstanding	714,437	2,474,138

[a]During the period ended May 31, 2018, 385,862 Class Y shares representing $7,146,135 were exchanged for 381,512 Class I shares, 1,261 Class C shares representing $22,836 were automatically exchanged for 1,239 Class A shares and during the period ended November 30, 2017, 54,975 Class A shares representing $928,287 were exchanged for 54,686 Class I shares, 3,061,109 Class I shares representing $46,356,004 were exchanged for 3,093,641 Class Y shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	18.51	14.77	14.66	15.15	15.57	14.13
Investment Operations:
Investment income—net[a]	.12	.10	.13	.16	.19	.17
Net realized and unrealized gain (loss) on investments	.11	3.77	.10	(.50)	(.43)	1.46
Total from Investment Operations	.23	3.87	.23	(.34)	(.24)	1.63
Distributions:
Dividends from investment income—net	(.13)	(.13)	(.12)	(.15)	(.18)	(.19)
Net asset value, end of period	18.61	18.51	14.77	14.66	15.15	15.57
Total Return (%)[b]	1.24[c]	26.39	1.62	(2.27)	(1.57)	11.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[d]	1.26	1.27	1.26	1.29	1.30
Ratio of net expenses to average net assets	1.23[d]	1.26	1.27	1.26	1.29	1.30
Ratio of net investment income to average net assets	1.34[d]	.64	.89	1.08	1.26	1.14
Portfolio Turnover Rate	2.60[c]	12.49	10.65	16.52	12.49	2.58
Net Assets, end of period ($ x 1,000)	29,291	29,414	59,019	85,618	142,259	284,575

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2018	Year Ended November 30,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	18.17	14.49	14.37	14.84	15.26	13.86
Investment Operations:
Investment income—net[a]	.05	.02	.02	.04	.07	.06
Net realized and unrealized gain (loss) on investments	.11	3.66	.10	(.48)	(.42)	1.43
Total from Investment Operations	.16	3.68	.12	(.44)	(.35)	1.49
Distributions:
Dividends from investment income—net	-	-	-	(.03)	(.07)	(.09)
Net asset value, end of period	18.33	18.17	14.49	14.37	14.84	15.26
Total Return (%)[b]	.88[c]	25.40	.83	(2.97)	(2.28)	10.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.96[d]	2.02	2.04	2.03	2.03	2.04
Ratio of net expenses to average net assets	1.96[d]	2.02	2.04	2.03	2.03	2.04
Ratio of net investment income to average net assets	.58[d]	.10	.12	.30	.50	.42
Portfolio Turnover Rate	2.60[c]	12.49	10.65	16.52	12.49	2.58
Net Assets, end of period ($ x 1,000)	13,586	14,852	13,465	16,952	24,805	35,905

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended
May 31, 2018		Year Ended November 30,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	18.64	14.88	14.79	15.31	15.73	14.26
Investment Operations:
Investment income—net[a]	.16	.20	.18	.20	.26	.23
Net realized and unrealized gain (loss) on investments	.11	3.74	.10	(.49)	(.45)	1.48
Total from Investment Operations	.27	3.94	.28	(.29)	(.19)	1.71
Distributions:
Dividends from investment income—net	(.20)	(.18)	(.19)	(.23)	(.23)	(.24)
Net asset value, end of period	18.71	18.64	14.88	14.79	15.31	15.73
Total Return (%)	1.43[b]	26.81	1.92	(1.90)	(1.24)	12.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.93	.94	.94	.93	.92
Ratio of net expenses to average net assets	.91[c]	.93	.94	.94	.93	.92
Ratio of net investment income
to average net assets	1.65[c]	1.20	1.21	1.33	1.70	1.54
Portfolio Turnover Rate	2.60[b]	12.49	10.65	16.52	12.49	2.58
Net Assets, end of period ($ x 1,000)	2,010,716	1,968,366	1,520,360	1,560,084	2,132,444	2,930,169

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2018		Year Ended November 30,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	18.43	14.72	14.63	15.15	15.72	14.49
Investment Operations:
Investment income—net[b]	.16	.20	.19	.22	.14	.06
Net realized and unrealized gain (loss) on investments	.11	3.70	.09	(.51)	(.48)	1.17
Total from Investment Operations	.27	3.90	.28	(.29)	(.34)	1.23
Distributions:
Dividends from investment income—net	(.20)	(.19)	(.19)	(.23)	(.23)	-
Net asset value, end of period	18.50	18.43	14.72	14.63	15.15	15.72
Total Return (%)	1.47[c]	26.80	1.97	(1.89)	(2.20)	8.49[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[d]	.91	.91	.91	.91	.91[d]
Ratio of net expenses to average net assets	.88[d]	.91	.91	.91	.91	.91[d]
Ratio of net investment income to average net assets	1.69[d]	1.22	1.27	1.44	.90	.93[d]
Portfolio Turnover Rate	2.60[c]	12.49	10.65	16.52	12.49	2.58
Net Assets, end of period ($ x 1,000)	2,104,106	2,083,569	1,627,586	1,625,626	1,105,489	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized), Class T (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

20

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks	115,415,010	3,893,818,974†	-	4,009,233,984
Registered Investment Company	117,703,145	-	-	117,703,145
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(14,769)	-	(14,769)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized (depreciation) at period end.

At May 31, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At November 30, 2017, $3,810,967,035 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments

22

resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $9,649,791 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2017. If not applied, $9,649,791 of the carryover expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was as follows: ordinary income $39,506,982. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

24

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.

During the period ended May 31, 2018, the Distributor retained $1,196 from commissions earned on sales of the fund’s Class A shares and $533 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2018, Class C shares were charged $52,852 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2018, Class A and Class C shares were charged $37,625 and $17,617, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $7,361 for transfer agency services and $603 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $603.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2018, the fund was charged $208,900 pursuant to the custody agreement. These fees were partially offset by earnings credits of $37.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,014,981, Distribution Plan fees $8,753, Shareholder Services Plan fees $9,276, custodian fees $190,331, Chief Compliance Officer fees $5,267 and transfer agency fees $3,999.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2018, amounted to $105,452,737 and $121,538,149, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to

26

sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at May 31, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At May 31, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(14,769)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(14,769)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(14,769)

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of May 31, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
National Australia Bank	(14,769)		-	-	(14,769)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2018:

Average Market Value ($)
Forward contracts	5,294,464

At May 31, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,189,797,731, consisting of $1,260,574,172 gross unrealized appreciation and $70,776,441 gross unrealized depreciation.

At May 31, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

NOTES

29

For More Information

International Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DISAX Class C: DISCX Class I: DISRX Class Y: DISYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6155SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)